Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Class B Common Stock	Class A Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Nov. 04, 2020
Balance at Dec. 31, 2020	$ 863		24,137	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020	8,625,000
Issuance of Class B common stock to Sponsor	$ 863		24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	8,625,000
Net income (loss)				(1,000)	(1,000)
Balance at Mar. 31, 2021	$ 863			(26,731,878)	(26,731,015)
Balance (in Shares) at Mar. 31, 2021	8,625,000
Accretion for Class A common stock to redemption amount			(24,137)	(33,948,742)	(33,972,879)
Net income (loss)				7,217,864	7,217,864
Balance at Dec. 31, 2020	$ 863		24,137	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020	8,625,000
Balance at Dec. 31, 2021	$ 863			(27,610,461)	(27,609,598)
Balance (in Shares) at Dec. 31, 2021	8,625,000
Accretion for Class A common stock to redemption amount			(24,137)	(33,948,742)	(33,972,879)
Net income (loss)				6,339,281	6,339,281
Balance at Mar. 31, 2022	$ 863			(24,337,409)	(24,336,546)
Balance (in Shares) at Mar. 31, 2022	8,625,000
Net income (loss)				$ 3,273,052	$ 3,273,052